DERIVATIVE LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Derivatives and Fair Value [Text Block]
NOTE 9             DERIVATIVE LIABILITIES

On July 11, 2012, the Company borrowed $100,000 requiring principal repayment of $110,000 convertible at the lesser of $0.10 or the average of the two lowest closing prices in the 25 trading days prior to conversion. This note payable contained an embedded derivative liability due to the conversion feature not being considered fixed or determinable. The related derivative liability was valued at issuance and the fair value of $98,366 was recorded as a derivative liability and debit to debt discount.

In addition to this convertible note all other debt and equity instruments (except for preferred stock) convertible to common stock at the discretion of the holder were considered as a part of the derivative liability due to the tainted equity environment.  As of July 11, 2012, these tainted instruments consisted of convertible debt outstanding of $375,000 and 20,050,000 warrants. These instruments were valued when they became tainted on July 11, 2012.  The fair value of the conversion features on the convertible debt of $83,358 was added to the derivative liability and recorded as a part of the loss on the derivative for the period. The fair value of the warrants was also added to the derivative liability and recorded as a loss on the derivative liability.

During the year ended December 31, 2013, the Company issued additional convertible notes totaling $692,797, which were considered tainted upon issuance. The related derivative liability and debt discount recorded was valued at inception and equal to $585,210. In addition, the Company retired $253,336 in debt and accrued interest through cash payments and stock conversions, which resulted in a settlement of derivative liabilities to additional paid in capital of $386,536. All instruments with embedded derivative liabilities or included in the derivative liability due to the tainted equity environment were re-valued at December 31, 2013, with all changes flowing through the gain/loss on derivative for a total gain on derivative of $151,533 for the year ended December 31, 2013. The derivative liability related to convertible debt was valued at $548,447, and the derivative liability related to warrants was $148,201 as of December 31, 2013. This includes 4 million new warrants granted in FY 2013 that were valued and included in the derivative.

During the three months ended March 31, 2014, the Company issued additional convertible notes totaling $409,700, which were considered tainted upon issuance. The related derivative liability was valued at inception and equal to $467,934 from a $111,026 loss and a $356,908 discount. In addition, the Company retired $50,208 in stock conversions, which resulted in a settlement of derivative liabilities to additional paid in capital of $36,033. All instruments with embedded derivative liabilities or included in the derivative liability due to the tainted equity environment were re-valued at March 31, 2014, with all changes flowing through the gain/loss on derivative for a total gain on derivative of $350,393 for the three months ended March 31, 2014. The derivative liability related to convertible debt was valued at $675,828, and the derivative liability related to warrants was $102,328 as of March 31, 2014.

The following shows the changes in the derivative liability measured on a recurring basis for the three months ended March 31, 2014, and for the year ended December 31, 2013.

Derivative Liability at December 31, 2013	$696,648
Gain on Derivative Liability	(350,393)
Settlement to APIC from Conversion	(36,033)
Additions to Liability for Convertible Debt recorded as debt discount	356,908
Additions to Liability for Convertible Debt expensed due to value of derivative exceeding debt	111,026
Derivative Liability at March 31, 2014	$778,156

The following tabular presentation reflects the components of derivative financial instruments on the Company’s balance sheet at March 31, 2014 and December 31, 2013:

Derivative Liabilities:	March 31, 2014	December 31, 2013
Embedded derivative liability in convertible debt	$309,053	$156,761
Derivative liability due to tainted equity – convertible debt	469,103	391,686
Derivative liability due to tainted equity – warrants	102,328	148,201
Total Derivative Liability	$778,156	$696,648

NOTE 9             DERIVATIVE LIABILITIES

On July 11, 2012, the Company borrowed $100,000 requiring principal repayment of $110,000 convertible at the lesser of $0.10 or the average of the two lowest closing prices in the 25 trading days prior to conversion. This note payable contained an embedded derivative liability due to the conversion feature not being considered fixed or determinable. The related derivative liability was valued at issuance and the fair value of $98,366 was recorded as a derivative liability and debit to debt discount.

In addition to this convertible note all other debt and equity instruments (except for preferred stock) convertible to common stock at the discretion of the holder were considered as a part of the derivative liability due to the tainted equity environment.  As of July 11, 2012, these tainted instruments consisted of convertible debt outstanding of $375,000 and 20,050,000 warrants. These instruments were valued when they became tainted on July 11, 2012.  The fair value of the conversion features on the convertible debt of $83,358 was added to the derivative liability and recorded as a part of the loss on the derivative for the period. The fair value of the warrants was also added to the derivative liability and recorded as a loss on the derivative liability. During the remainder of 2012, the Company issued additional convertible notes totaling $273,000 which were considered tainted upon issuance. The related derivative liability and debt discount recorded was valued at inception and equal to $48,272. All instruments with embedded derivative liabilities or included in the derivative liability due to the tainted equity environment were re-valued at December 31, 2012 with all changes flowing through the gain/loss on derivative. The derivative liability related to convertible debt was valued at $291,208, and the derivative liability related to warrants was $205,619 as of December 31, 2012.

Prior to December 31, 2012 the Company issued 500,000 shares of common stock for warrants exercised were valued as a part of the tainted equity portion of the derivative liability. The related derivative was marked to market on the settlement according to the lattice valuation and relieved to additional paid in capital for $49,795.

During the year ended December 31, 2013, the Company issued additional convertible notes totaling $692,797, which were considered tainted upon issuance. The related derivative liability and debt discount recorded was valued at inception and equal to $585,210; In addition, the Company retired $253,336 in debt and accrued interest through cash payments and stock conversions, which resulted in a settlement of derivative liabilities to additional paid in capital of $386,536. All instruments with embedded derivative liabilities or included in the derivative liability due to the tainted equity environment were re-valued at December 31, 2013, with all changes flowing through the gain/loss on derivative for a total gain on derivative of $151,533 for the year ended December 31, 2013. The derivative liability related to convertible debt was valued at $548,447, and the derivative liability related to warrants was $148,201 as of December 31, 2013. This includes 4 million new warrants granted in FY 2013 that were valued and included in the derivative.

The following shows the changes in the derivative liability measured on a recurring basis for the year ended December 31, 2013.

Derivative Liability at December 31, 2012	$496,827
Gain on Derivative Liability	(151,533)
Settlement to APIC from Conversion	(256,472)
Additions to Liability for Convertible Debt recorded as debt discount	403,712
Additions to Liability for Convertible Debt expensed due to value of derivative exceeding debt	204,114
Derivative Liability at December 31, 2013	$696,648

The following tabular presentation reflects the components of derivative financial instruments on the Company’s balance sheet at December 31, 2013 and December 31, 2012:

Derivative Liabilities:	December 31, 2013	December 31, 2012
Embedded derivative liability in convertible debt	$156,761	$82,237
Derivative liability due to tainted equity – convertible debt	391,686	208,971
Derivative liability due to tainted equity – warrants	148,201	205,619
Total Derivative Liability	$696,648	$496,827